UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-22057

Cohen & Steers Global Income Builder, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Francis C. Poli 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2009

Item 1. Schedule of Investments

COHEN & STEERS GLOBAL INCOME BUILDER, INC.

SCHEDULE OF INVESTMENTS

March 31, 2009 (Unaudited)

	Number
	of Shares	Value
COMMON STOCK 121.5%
AUSTRALIA 2.0%
BANK 0.7%
Australia and New Zealand Banking Group Ltd.(a),(b)	124,361	$1,358,929

MATERIAL 0.4%
BHP Billiton Ltd.(a),(b)	35,287	779,884

REAL ESTATE—DIVERSIFIED 0.9%
Dexus Property Group (a)	1,643,506	856,209
Mirvac Group (a),(b)	1,202,699	705,923
		1,562,132
TOTAL AUSTRALIA		3,700,945
CANADA 2.5%
BANK 0.6%
Toronto-Dominion Bank/The	32,200	1,113,476

DIVERSIFIED FINANCIAL SERVICE 1.0%
IGM Financial	75,711	1,826,120

ENERGY—OIL & GAS 0.7%
Petro-Canada	49,415	1,327,479

REAL ESTATE MANAGEMENT/ SERVICES 0.2%
Parkbridge Lifestyles Communities(c)	142,053	335,753
TOTAL CANADA		4,602,828
CHINA 1.5%
REAL ESTATE— RESIDENTIAL
China Overseas Land & Investment Ltd.(a)	1,763,000	2,772,211

FINLAND 1.0%
TELECOMMUNICATION SERVICES
Nokia Oyj(a),(b)	157,600	1,843,196

FRANCE 6.2%
BANK 0.5%
BNP Paribas(a),(b)	22,700	936,523

	Number
	of Shares	Value
ENERGY—OIL & GAS 2.1%
Total SA(a),(b)	77,381	$3,826,442

MATERIALS 0.3%
Lafarge SA(a),(b)	14,800	668,168

REAL ESTATE— DIVERSIFIED 0.8%
Gecina SA(a)	856	32,837
Unibail-Rodamco(a),(b)	9,833	1,391,437
		1,424,274
UTILITIES 2.5%
ELECTRIC UTILITIES 1.2%
Electricite de France(a),(b)	56,744	2,225,435

MULTI UTILITIES 1.3%
GDF Suez.(a)	70,000	2,400,620
TOTAL UTILITIES		4,626,055
TOTAL FRANCE		11,481,462

GERMANY 4.5%
INDUSTRIAL 0.8%
Siemens AG(a)	26,500	1,512,873

INSURANCE 0.8%
Allianz SE(a)	17,200	1,439,682

UTILITIES 2.9%
ELECTRIC UTILITIES 1.5%
E.ON AG (ADR)(b)	99,647	2,758,229

MULTI UTILITIES 1.4%
RWE AG(a)	36,000	2,521,097
TOTAL UTILITIES		5,279,326
TOTAL GERMANY		8,231,881

	Number
	of Shares	Value
HONG KONG 3.7%
ENERGY—OIL & GAS 1.0%
CNOOC Ltd.(a),(b)	1,834,000	$1,850,110

FINANCE-INVESTMENT BANKERS/BROKERS 0.3%
Hong Kong Exchanges and Clearing Ltd.(a)	51,500	485,033

REAL ESTATE—DIVERSIFIED 1.9%
Hysan Development Company Ltd.(a),(b)	910,565	1,552,809
Sun Hung Kai Properties Ltd.(a)	229,000	2,059,253
		3,612,062
TELECOMMUNICATION SERVICES 0.5%
China Mobile Ltd.(a)	96,500	842,471
TOTAL HONG KONG		6,789,676

ISRAEL 2.5%
PHARMACEUTICAL
Teva Pharmaceutical Industries Ltd. (ADR)	101,784	4,585,369

ITALY 2.0%
BANK 0.3%
UniCredito Italiano S.p.A.(a),(b)	357,200	587,902

ENERGY— O1IL & GAS 1.0%
Eni S.p.A.(a),(b)	94,500	1,829,730

UTILITIES— GAS UTILITIES 0.7%
Snam Rete Gas S.p.A.(a)	250,000	1,341,411
TOTAL ITALY		3,759,043

JAPAN 10.8%
APPAREL 0.6%
Fast Retailing Co., Ltd.(a)	9,200	1,053,394
Nisshinbo Industries(a)	17,000	162,034
		1,215,428

	Number
	of Shares	Value
AUTOMOTIVE 0.8%
Toyota Motor Corp.(a)	46,200	$1,467,490

BANK 0.1%
Sumitomo Trust and Banking Co., Ltd.(a)	25,000	96,795

ENERGY—OIL & GAS REFINING & MARKETING 0.1%
Showa Shell Sekiyu KK(a)	21,000	192,872

FINANCE 0.1%
Daiwa Securities Group(a)	32,000	141,813

FOOD 0.7%
House Foods Corp.(a)	42,000	585,686
Kikkoman Corp.(a)	77,000	649,336
		1,235,022
HEALTH CARE 0.7%
Astellas Pharma(a)	31,000	959,330
Eisai Co., Ltd.(a)	13,000	382,650
		1,341,980
INDUSTRIAL 2.7%
Chiyoda Corp.(a)	46,000	249,021
Fanuc Ltd.(a)	33,500	2,291,299
Secom Co., Ltd.(a)	65,300	2,417,702
		4,958,022
INSURANCE 0.4%
Sompo Japan Insurance(a)	132,000	691,881

MATERIALS 0.9%
Mitsubishi Materials Corp.(a)	76,000	207,024
Shin-Etsu Chemical Co., Ltd.(a)	19,500	958,041
Sumitomo Metal Mining Co., Ltd.(a)	14,000	134,603
Toray Industries(a)	87,000	350,743
		1,650,411

	Number
	of Shares	Value
REAL ESTATE— DIVERSIFIED 0.1%
NTT Urban Development Corp.(a)	344	$278,409

TECHNOLOGY 3.2%
Canon(a)	47,100	1,373,051
CSK Holdings Corp.(a)	34,000	84,673
Kyocera Corp.(a)	9,000	600,741
NTT Data Corp.(a)	429	1,175,227
Sony Corp.(a)	66,500	1,375,517
TDK Corp.(a)	24,500	926,095
Tokyo Electron Ltd.(a)	8,600	322,102
		5,857,406
TELECOMMUNICATION SERVICES 0.4%
KDDI Corp.(a)	155	729,916
TOTAL JAPAN		19,857,445

MEXICO 0.9%
RETAIL 0.4%
Wal-Mart de Mexico SA de CV(b)	340,300	794,474

TELECOMMUNICATION SERVICES 0.5%
America Movil SAB de CV(b)	600,700	818,037
TOTAL MEXICO		1,612,511

NETHERLANDS 0.3%
REAL ESTATE— INDUSTRIAL
ProLogis European Properties(a)	307,655	551,245

SINGAPORE 0.6%
REAL ESTATE— DIVERSIFIED
CapitaLand Ltd.(a)	662,000	1,015,098

SPAIN 2.6%
BANK 0.7%
Banco Santander Central Hispano SA(a),(b)	186,900	1,288,634

	Number
	of Shares	Value
TELECOMMUNICATION SERVICES 1.2%
Telefonica SA(a),(b)	111,100	$2,215,479

UTILITIES— ELECTRIC UTILITIES 0.7%
Red Electrica de Espana(a)	32,000	1,250,079
TOTAL SPAIN		4,754,192

SWEDEN 0.9%
RETAIL
Hennes & Mauritz AB(a)	46,679	1,750,001

SWITZERLAND 3.8%
FOOD 2.0%
Nestle SA(a),(b)	107,120	3,618,979

HEALTH CARE 1.8%
Novartis AG(a),(b)	90,700	3,431,502
TOTAL SWITZERLAND		7,050,481

UNITED KINGDOM 8.9%
BANK 0.8%
Barclays PLC(a),(b)	426,500	905,513
HSBC Holdings PLC(a),(b)	96,400	536,714
		1,442,227
CONSUMER DISCRETIONARY 0.9%
Reckitt Benckiser Group PLC(a),(b)	46,500	1,744,665

ENERGY— INTEGRATED OIL & GAS 1.3%
Royal Dutch Shell PLC(a)	110,624	2,486,912

HEALTH CARE 2.0%
GlaxoSmithKline PLC(a),(b)	234,100	3,646,038

REAL ESTATE— DIVERSIFIED 1.0%
British Land Co., PLC(a)	345,631	1,785,885

	Number
	of Shares	Value
TELECOMMUNICATION SERVICES 1.0%
Vodafone Group PLC(a),(b)	1,043,000	$1,818,423

UTILITIES 1.9%
ELECTRIC UTILITIES 1.3%
Scottish and Southern Energy PLC(a),(b)	156,833	2,492,076
MULTI UTILITIES 0.6%
United Utilities Group PLC(a)	158,100	1,095,869
TOTAL UTILITIES		3,587,945
TOTAL UNITED KINGDOM		16,512,095

UNITED STATES 66.8%
BASIC MATERIALS 0.9%
Alcoa(b)	49,958	366,692
Archer-Daniels-Midland Co.(b)	30,479	846,706
Praxair	7,000	471,030
		1,684,428
CONSUMER—CYCLICAL 2.8%
APPAREL 1.0%
Nike	37,637	1,764,799

RETAIL 1.6%
Nordstrom(b)	28,840	483,070
Wal-Mart Stores(d)	46,000	2,396,600
		2,879,670
TOYS/GAMES/HOBBIES 0.2%
Mattel(d)	40,300	464,659
TOTAL CONSUMER—CYCLICAL		5,109,128

CONSUMER—NON-CYCLICAL 17.3%
AGRICULTURE 2.6%
Altria Group(d)	81,633	1,307,761
Monsanto Co.(b),(d)	27,234	2,263,145
Philip Morris International(d)	35,633	1,267,822
		4,838,728

	Number
	of Shares	Value
BEVERAGE 1.2%
PepsiCo	42,110	$2,167,823

COSMETICS/PERSONAL CARE 3.2%
Colgate-Palmolive Co.	29,500	1,739,910
Procter & Gamble Co.(d)	89,676	4,222,843
		5,962,753
FOOD 0.7%
Kraft Foods(d)	54,973	1,225,348

HEALTHCARE PRODUCTS 3.8%
Johnson & Johnson(d)	66,436	3,494,534
Medtronic(b)	116,625	3,436,939
		6,931,473
PHARMACEUTICAL 3.4%
Abbott Laboratories(b),(d)	99,063	4,725,305
Merck & Co.(d)	33,329	891,551
Pfizer(d)	53,784	732,538
		6,349,394
RESTAURANT 2.4%
McDonald’s Corp.(b),(d)	82,039	4,476,868
TOTAL CONSUMER— NON-CYCLICAL		31,952,387
ENERGY 10.0%
OIL & GAS 7.2%
Chevron Corp.(b),(d)	53,730	3,612,805
Devon Energy Corp.(b),(d)	43,573	1,947,277
Exxon Mobil Corp.(b),(d)	87,347	5,948,331
Marathon Oil Corp.(b),(d)	70,300	1,848,187
		13,356,600
OIL & GAS SERVICES 1.8%
Schlumberger Ltd.(b),(d)	42,998	1,746,579

	Number
	of Shares	Value
Transocean Ltd(c),(d)	24,986	$1,470,176
		3,216,755
OIL & GAS STORAGE & TRANSPORTATION 1.0%
Energy Transfer Partners LP(d)	24,488	903,362
Enterprise Products Partners LP(d)	41,700	927,825
		1,831,187
TOTAL ENERGY		18,404,542

FINANCIAL 5.6%
BANK 1.5%
Bank of New York Mellon Corp.	36,000	1,017,000
US Bancorp(d)	63,000	920,430
Wells Fargo & Co.(b)	63,087	898,359
		2,835,789
DIVERSIFIED FINANCIAL SERVICE 2.1%
Goldman Sachs Group(d)	13,000	1,378,260
JPMorgan Chase & Co.(b),(d)	92,994	2,471,780
		3,850,040
INSURANCE 2.0%
Aflac(d)	49	949
HCC Insurance Holdings(b),(d)	108,981	2,745,231
MetLife(d)	37,000	842,490
		3,588,670
TOTAL FINANCIAL		10,274,499

HEALTH CARE 1.0%
Becton Dickinson & Co.(d)	27,000	1,815,480

INDUSTRIAL 6.5%
AEROSPACE & DEFENSE 4.6%
Boeing Co.(b),(d)	38,143	1,357,128
General Dynamics Corp.(b),(d)	60,419	2,512,826
L-3 Communications Holdings(d)	13,000	881,400
Lockheed Martin Corp.	14,000	966,420

	Number
	of Shares	Value
United Technologies Corp.(b),(d)	62,273	$2,676,494
		8,394,268
DIVERSIFIED MANUFACTURING 0.9%
General Electric Co.(b)	170,530	1,724,058

TRANSPORTATION 1.0%
United Parcel Service(d)	39,160	1,927,455
TOTAL INDUSTRIAL		12,045,781

MEDIA 0.7%
The Walt Disney Co.(b),(d)	73,800	1,340,208

REAL ESTATE 3.9%
DIVERSIFIED 0.0%
Vornado Realty Trust	497	16,520

HEALTH CARE 0.4%
Nationwide Health Properties	31,616	701,559

OFFICE 0.7%
Mack-Cali Realty Corp.	70,483	1,396,268

RESIDENTIAL 0.6%
American Campus Communities	46,930	814,705
Home Properties	11,531	353,425
		1,168,130
RETAIL 1.5%
Federal Realty Investment Trust	29,909	1,375,814
Simon Property Group	39,782	1,378,049
		2,753,863
SPECIALTY 0.7%
Digital Realty Trust	37,723	1,251,649
TOTAL REAL ESTATE		7,287,989

TECHNOLOGY 12.0%
COMPUTERS 3.4%
Garmin Ltd.(d)	23,000	487,830
Hewlett-Packard Co.	57,574	1,845,823

	Number
	of Shares	Value
International Business Machines Corp.(b),(d)	41,433	$4,014,443
		6,348,096
SEMICONDUCTORS 2.9%
Intel Corp.	182,501	2,746,640
Microchip Technology(b),(d)	124,248	2,632,815
		5,379,455
SOFTWARE 2.1%
Microsoft Corp.(b)	204,915	3,764,289

TELECOMMUNICATION EQUIPMENT 3.6%
Corning(b)	163,700	2,172,299
Harris Corp.(d)	68,700	1,988,178
QUALCOMM(b),(d)	65,000	2,529,150
		6,689,627
TOTAL TECHNOLOGY		22,181,467

TELECOMMUNICATION SERVICES 1.9%
AT&T(b)	86,277	2,174,181
Verizon Communications(d)	44,686	1,349,517
		3,523,698
UTILITIES 4.2%
ELECTRIC UTILITIES 2.3%
Exelon Corp.(d)	16,405	744,623
Northeast Utilities(d)	12,500	269,875
NV Energy	148,000	1,389,720
Southern Co.(b),(d)	60,885	1,864,299
		4,268,517
MULTI UTILITIES 1.9%
CMS Energy Corp.(d)	100,000	1,184,000
Sempra Energy(d)	24,000	1,109,760
Wisconsin Energy Corp.	32,000	1,317,440
		3,611,200

	Number
	of Shares	Value
TOTAL UTILITIES		$7,879,717
TOTAL UNITED STATES		123,499,324
TOTAL COMMON STOCK (Identified cost—$331,874,859)		224,369,003

CLOSED-END FUNDS— UNITED STATES 11.4%
CONVERTIBLE 1.5%
Advent Claymore Global Convertible Securities & Income Fund(b)	118,610	584,747
Calamos Convertible and High Income Fund(b)	185,670	1,513,211
Nicholas-Applegate Convertible & Income Fund(d)	78,700	367,529
Nicholas-Applegate Convertible & Income Fund II(d)	95,900	397,985
		2,863,472
COVERED CALL 2.2%
Dow 30 Enhanced Premium and Income Fund(b),(d)	107,772	852,477
Eaton Vance Tax-Managed Buy-Write Opportunities Fund(d)	35,400	373,470
Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund(d)	88,700	834,667
ING Risk Managed Natural Resources Fund	136,531	1,873,205
NFJ Dividend Interest & Premium Strategy Fund	13,000	130,000
		4,063,819
EQUITY TAX-ADVANTAGED 4.5%
Eaton Vance Tax-Managed Diversified Equity Income Fund	391,488	3,820,923
Eaton Vance Tax-Managed Global Diversified Equity Income Fund(b),(d)	514,364	4,423,530
		8,244,453
GLOBAL EQUITY DIVIDEND 1.4%
Evergreen Global Dividend Opportunity Fund(d)	321,701	2,592,910

	Number
	of Shares	Value
GLOBAL HYBRID (GROWTH & INCOME) 1.2%
Clough Global Opportunities Fund(d)	242,585	$2,231,782

US GENERAL EQUITY 0.6%
Nasdaq Premium Income & Growth Fund(d)	118,700	1,140,707
TOTAL CLOSED-END FUNDS (Identified cost—$35,535,835)		21,137,143

PREFERRED SECURITIES—$25 PAR VALUE 3.8%
BERMUDA 0.7%
INSURANCE
PROPERTY CASUALTY 0.4%
Arch Capital Group Ltd., 7.875%, Series B	33,577	625,875

REINSURANCE 0.3%
Axis Capital Holdings Ltd., 7.50%, Series B ($100 par value)	10,000	618,125
		1,244,000
GERMANY 1.3%
BANK 0.4%
Deutsche Bank Contingent Capital Trust III, 7.60%	55,000	714,450

INSURANCE— MULTI-LINE 0.9%
Allianz SE, 8.375%	100,000	1,685,000
TOTAL GERMANY		2,399,450

NETHERLANDS 0.6%
INSURANCE— MULTI-LINE
ING Groep N.V., 7.375%	126,591	1,181,094

SPAIN 0.2%
BANK
Santander Finance, 7.60%	27,900	390,321

	Number
	of Shares	Value
UNITED STATES 1.0%
REAL ESTATE— RESIDENTIAL 0.3%
Apartment Investment & Management Co., 7.75%, Series U	57,000	$575,700

TELECOMMUNICATION SERVICES 0.7%
Telephone & Data Systems, 7.60%, due 12/1/41, Series A	73,498	1,286,950
TOTAL UNITED STATES		1,862,650
TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified cost—$11,161,368)		7,077,515

PREFERRED SECURITIES—CAPITAL SECURITIES 3.4%
BERMUDA 0.2%
INSURANCE—MULTI-LINE
Catlin Insurance Co., 7.249%, due 12/31/49, 144A(e)	1,000,000	271,357

FRANCE 0.7%
BANK
BNP Paribas, 7.195%, due 12/31/49, 144A(e)	2,450,000	1,255,258

UNITED KINGDOM 0.3%
FINANCE—INVESTMENT MANAGEMENT
Aberdeen Asset Management, 7.90%, due 12/31/49	1,200,000	618,000

UNITED STATES 2.2%
FINANCE 0.2%
CREDIT CARD
Capital One Capital III, 7.686%, due 8/15/36	1,000,000	341,276

INSURANCE— PROPERTY CASUALTY 1.0%
Liberty Mutual Group, 7.80%, due 3/15/37, 144A(e),(f)	5,000,000	1,906,470

OIL & GAS STORAGE & TRANSPORTATION 1.0%
Enbridge Energy Partners LP, 8.05%, due 10/1/37	1,000,000	530,649

	Number
	of Shares	Value
Enterprise Products Operating LP, 8.375%, due 8/1/66	2,000,000	$1,341,608
		1,872,257
TOTAL UNITED STATES		4,120,003
TOTAL PREFERRED SECURITIES—CAPITAL SECURITIES (Identified cost—$12,625,497)		6,264,618

	Principal
	Amount
CORPORATE BONDS 3.6%
FRANCE 0.4%
BANK
Natixis, 10.00%, due 4/30/49, 144A(e)	$2,500,000	751,295

UNITED STATES 3.2%
BANK 0.7%
JPMorgan Chase & Co., 7.90%, due 4/29/49	1,940,000	1,249,265

INDUSTRIAL 0.5%
TOOLS-HAND HELD
Black & Decker, 8.95%, due 4/15/14	1,000,000	988,070

INSURANCE— PROPERTY CASUALTY 0.4%
Liberty Mutual Group, 10.75%, due 6/15/58, 144A(e)	1,500,000	735,847

MEDIA 0.5%
CSC Holdings, 8.50%, due 6/15/15, 144A(e)	1,000,000	982,500

OFFICE/INDUSTRIAL 0.3%
Staples, 9.75%, due 1/15/14	500,000	523,928

TELECOMMUNICATION SERVICES 0.8%
Citizens Communications Co., 9.00%, due 8/15/31	2,000,000	1,382,500

	Principal
	Amount	Value
TOTAL UNITED STATES		$5,862,110
TOTAL CORPORATE BONDS (Identified cost—$9,990,074)		6,613,405

Number
of Rights
RIGHTS 0.0%
UNITED KINGDOM
HSBC Holdings PLC,expire 4/03/09(c) (Identified cost—$0)	40,166	81,261

		Number
		of Shares
SHORT-TERM INVESTMENT 0.2%
MONEY MARKET FUND
Fidelity Institutional Money Market Treasury Only Fund, 0.26%(g) (Identified cost—$298,908)		298,908	298,908

TOTAL INVESTMENTS (Identified cost—$401,486,541)	143.9%		265,841,853

WRITTEN CALL OPTIONS	(1.8)%		(3,402,059)

LIABILITIES IN EXCESS OF OTHER ASSETS	(18.8)%		(34,692,212)

LIQUIDATION VALUE OF PREFERRED SHARES	(23.3)%		(43,000,000)

NET ASSETS APPLICABLE TO COMMON SHARES
(Equivalent to $8.04 per share based on 22,965,950 shares of common stock outstanding)	100.0%		$184,747,582

	Number of
	Contracts	Value
WRITTEN CALL OPTIONS (1.8)%
EUROPE (0.3)%
DJ EuroStoxx 50 Index, EUR Strike Price 2,150 4/17/09	4,560	$(196,293)
Dow Jones Stoxx 50 Index, EUR Strike Price 1,836 4/17/09	6,861	(423,690)
TOTAL EUROPE		(619,982)

JAPAN (0.2)%
Nikkei 225 Index, JPY Strike Price 8,401 4/17/09	157,000	(292,077)

UNITED STATES (1.3)%
S&P 500 Index, USD Strike Price 805 4/17/09	50,000	(1,050,000)
S&P 500 Index, USD Strike Price 815 4/17/09	80,000	(1,440,000)
		(2,490,000)
TOTAL WRITTEN CALL OPTIONS (Premiums Received—$3,208,912)		$(3,402,059)

Glossary of Portfolio Abbreviations

ADR	American Depositary Receipt
EUR	Euro
JPY	Japanese Yen
USD	United States Dollar

Note: Percentages indicated are based on the net assets applicable to common shares of the Fund.

(a)   Fair valued security.  This security has been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Board of Directors.  Aggregate fair value securities represent 47.3% of net assets applicable to common shares of the Fund, all of which have been fair valued pursuant to foreign security fair value pricing procedures approved by the Board of Directors.

(b)   All or a portion of the security is held in connection with the revolving credit agreement; $73,701,898 has been pledged as collateral.

(c)   Non-income producing security.

(d)   A portion or all of the security is held in connection with written option contracts: $28,729,325 has been pledged to brokers.

(e)   Resale is restricted to qualified institutional investors.  Aggregate holdings equal 3.2% of net assets applicable to common shares of the Fund.

(f)    Illiquid security.  Aggregate holdings equal 1.0% of net assets applicable to common shares of the Fund.

(g)   Rate quoted represents the seven day yield of the fund.

Note 1 Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price reflected at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day or, if no asked price is available, at the bid price.  Exchange traded options are valued at their last sale price as of the close of options trading on applicable exchanges.  In the absence of a last sale, options are valued at the average of the quoted bid and asked prices as of the close of business.  Over-the-counter options quotations are provided by the respective counterparty.

Securities not listed on the New York Stock Exchange but listed on other domestic or foreign securities exchanges or admitted to trading on the National Association of Securities Dealers Automated Quotations, Inc. (Nasdaq) national market system are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment manager) to be over-the-counter, but excluding securities admitted to trading on the Nasdaq National List, are valued at the official closing prices as reported by Nasdaq, the Pink Sheets, or such other comparable sources as the Board of Directors deem appropriate to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day, or if no asked price is available, at the bid price. However, certain fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed by the Board of Directors to reflect the fair market value of such securities. Where securities are traded on more than one exchange and also over-the-counter, the securities will generally be valued using the quotations the Board of Directors believes most closely reflect the value of such securities.

Portfolio securities primarily traded on foreign markets are generally valued at the closing values of such securities on their respective exchanges or if after the close of the foreign markets, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board of Directors.

Securities for which market prices are unavailable, or securities for which the investment manager determines that bid and/or asked price does not reflect market value, will be valued at fair value pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Short-term debt securities, which have a maturity date of 60 days or less, are valued at amortized cost, which approximates value.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value.  The hierarchy of inputs is summarized below.

•                  Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2009 in valuing the Fund’s investments carried at value:

		Fair Value Measurements at March 31, 2009 Using
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Assets	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
Investments in Securities	$265,841,853	$164,736,056	$101,105,797	$—
Other Financial Instruments*	(3,402,059)	(2,686,293)	(715,766)	—

*      Other financial instruments are written call options.

Note 2. Derivative Investments: The Fund has adopted the provisions of Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (FAS 161). This new standard requires funds to disclose information intended to enable financial statement users to understand how and why the fund uses derivative instruments, how derivative instruments are accounted for under FAS 133 and how derivative instruments affect the company’s financial position, results of operations, and cash flows. All changes to the disclosures required in this report have been made in accordance with FAS 161.

The following is a summary of the market valuations of the Fund’s derivative instruments:

Equity Contracts	$(3,402,059)

Options:  The Fund may write covered call options on an index or a security with the intention of earning option premiums. Option premiums generate current income and may help increase distributable income. When a Fund writes (sells) an option, an amount equal to the premium received by the Fund is recorded in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When an option expires, the Fund realizes a gain or loss on the option to the extent of the premiums received. Premiums received from writing options which are exercised or are closed, are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the underlying index or security. Other risks include the possibility of an illiquid options market or the inability of the counterparties to fulfill their obligations under the contract.

Note 3. Income Tax Information

As of March 31,2009, the federal tax cost and net unrealized depreciation were as follows:

Gross unrealized appreciation	$5,434,551
Gross unrealized depreciation	(141,079,239)
Net unrealized depreciation	$(135,644,688)

Cost for federal income tax purpose	$401,486,541

Item 2. Controls and Procedures

(a)                                The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                               During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                                Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS GLOBAL INCOME BUILDER, INC.

By:	/s/ Adam M. Derechin

Name:

Adam M. Derechin

	Title:	President

	Date:	May 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin		By:	/s/ James Giallanza

Name:

Adam M. Derechin

				Name:	James Giallanza
	Title:	President and principal executive officer		Title:	Treasurer and principal financial officer

	Date:	May 28, 2009